INVESTMENTS - Activity of investments (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025
INVESTMENTS
Beginning balance	$ 685,662	$ 1,513,331	$ 1,513,331
Proceeds from sales (net)			(827,227)
Realized loss on sale of investments	(196,880)	$ (442)	(442)
Realized loss on investment	(196,881)
Ending balance	$ 488,781		$ 685,662